As Filed with the Securities Exchange Commission on April 24, 2001

                                                Securities Act File No. 33-12213
                                        Investment Company Act File No. 811-5037
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                        Post Effective Amendment No. 112                     [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 114                            [X]

                        (Check appropriate box or boxes)


                        PROFESSIONALLY MANAGED PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)


              915 Broadway
              New York, NY                                               10010
(Address of Principal Executive Offices)                              (Zip Code)


       Registrant's Telephone Number, including Area Code: (212) 633-9700


                               Steven J. Paggioli
                        Professionally Managed Portfolios
                                  915 Broadway
                               New York, NY 10010
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                             San Francisco, CA 94104

It is proposed that this filing will become effective (check appropriate box)

             [ ] Immediately upon filing pursuant to paragraph (b)
             [X] On April 30, 2001 pursuant to paragraph (b)
             [ ] 60 days after filing pursuant to paragraph (a)(1)
             [ ] On pursuant to paragraph (a)(1)
             [ ] 75 days after filing pursuant to paragraph (a)(2)
             [ ] On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND,
               EACH A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS

The Matrix Growth Fund seeks to provide investors with long-term growth of capital, while conserving capital. The Fund invests in the securities of companies of any size.

The Matrix Emerging Growth Fund seeks to provide investors with long-term capital appreciation. The Fund invests primarily in the securities of smaller companies


Sena Weller Rohs Williams, Inc. is the investment advisor to the Funds.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS APRIL 30, 2001

                                TABLE OF CONTENTS

An Overview of the Funds....................................................  1
Performance  ...............................................................  2
Fees and Expenses...........................................................  4
Investment Objectives and Principal Investment Strategies...................  5
Principal Risks of Investing in the Funds...................................  6
Investment Advisor..........................................................  6
Shareholder Information.....................................................  7
Pricing of Fund Shares...................................................... 11
Dividends and Distributions................................................. 11
Tax Consequences............................................................ 12
Rule 12b-1 Fees............................................................. 12
Financial Highlights........................................................ 12
Privacy Policy..............................................................

                            AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT GOALS?

MATRIX GROWTH FUND

The Growth Fund's primary investment goal is to seek long-term growth of capital. The Growth Fund also seeks to preserve capital.

MATRIX EMERGING GROWTH FUND

The Emerging Growth Fund seeks long-term capital appreciation.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

MATRIX GROWTH FUND

The Growth Fund seeks to achieve its investment goal by investing at least 65% of its assets in the common stocks of U.S. companies of any size. In selecting investments the Advisor invests in companies that it believes have good prospects for rising earnings and stable or rising share prices.

MATRIX EMERGING GROWTH FUND

The Emerging Growth Fund seeks to achieve its investment goal by investing at least 65% of its assets in the common stocks of U.S. companies. The Fund emphasizes investments in smaller companies considered to be in the emerging or developing growth phase. In selecting investments, the Advisor invests in companies which it believes have prospects for above-average growth over an extended period of time.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

There is the risk that you could lose money on your investment in a Fund. This could happen if any of the following events happen:

*    The stock market goes down
*    Interest rates go up
* Growth stocks fall out of favor with the stock market * Stocks in a Fund's portfolio may not increase their earnings at the rate anticipated because the Advisor's initial evaluation of the stock was mistaken
* Developments occur which could have a negative effect on the value of stocks of smaller companies in which the Emerging Growth Fund invests.
* Investing in smaller companies involves greater risks than investing in larger, more established companies.

WHO MAY WANT TO INVEST IN THE FUNDS?

The Funds may be appropriate for investors who:

* Are pursuing a long-term goal such as retirement * Want to add an investment with growth potential to diversify their investment portfolio
* Are willing to accept higher short-term risk in exchange for a higher potential of long-term growth

The Funds may not be appropriate for investors who:

*    Need regular income
*    Are pursuing a short-term investment goal

                                   PERFORMANCE

The following performance information indicates some of the risks of investing in the Funds. The bar charts show how the Funds' total returns have varied from year to year. The tables show the Funds' average returns over time compared with broad-based market indices. This past performance will not necessarily continue in the future.

                               MATRIX GROWTH FUND

CALENDAR YEAR TOTAL RETURNS


1991  -  34.18%
1992  -   5.00%
1993  -   9.25%
1994  -  -4.82%
1995  -  23.52%
1996  -  17.93%
1997  -  34.57%
1998  -  20.44%
1999  -  16.04%
2000  -  -9.61%

During the period shown in the bar chart, the Growth Fund's highest quarterly return was 21.16% for the quarter ended June 30, 1997 and the lowest quarterly return was -11.41% for the quarter ended September 30, 1998.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                1 Year            5 Years            10 Years
                                ------            -------            --------

Growth Fund                     -9.61%             14.91%             13.74%
S&P 500 Index*                  -9.11%             17.17%             16.86%


----------
* The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

                           MATRIX EMERGING GROWTH FUND

CALENDAR YEAR TOTAL RETURNS


1996  -  10.47%
1997  -  16.58%
1998  -  -2.72%
1999  -  29.58%
2000  -  -3.72%

During the period shown in the bar chart, the Emerging Growth Fund's highest quarterly return was 39.59% for the quarter ended December 31, 1999 and the lowest quarterly returns were -23.34% for the each of the quarters ended September 30, 1998 and December 31, 2000.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2000

                                                                 Since Inception
                                1 Year            5 Years        (April 4, 1995)
                                ------            -------        ---------------

Emerging Growth Fund            -3.72%             9.33%              13.10%
Russell 2000 Index*            -21.05%             5.86%               8.86%
S&P 500 Index**                 -9.11%            18.30%              10.21%


----------
* The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, and is widely regarded in the industry as the premier measure of small cap stocks. The Russell 3000 Index is an index composed of the 3,000 largest U.S. companies.
** The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER FEES
(Fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases         None
Maximum deferred sales charge (load)                     None

ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)


                                                        Growth       Emerging
                                                         Fund      Growth Fund
                                                         ----      -----------

Management Fees                                          0.90%         0.90%
Distribution and Service (12b-1) Fees                    0.25%         0.25%
Other Expenses                                           0.75%         1.06%
                                                       ------        ------
Total Annual Fund Operating Expenses                     1.90%         2.21%
                                                       ------        ------
Fee Reduction and/or Expense Reimbursement              (0.15%)       (0.21%)
                                                       ------        ------
Net Expenses*                                            1.75%         2.00%
                                                       ======        ======

----------
* The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund's total annual operating expenses (excluding interest and taxes) to the net expense amounts shown. This contract has a one-year term, renewable at the end of each fiscal year.

EXAMPLE

This Example is intended to help you compare the costs of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:

                        One Year      Three Years      Five Years      Ten Years
                        --------      -----------      ----------      ---------

Growth Fund               $178            $582           $1,013          $2,210
Emerging Growth Fund      $203            $671           $1,166          $2,528

            INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

MATRIX GROWTH FUND

The Matrix Growth Fund seeks long-term growth of capital as its primary investment goal. The Fund also seeks to preserve capital. The Fund will invest at least 65% of its assets in the common stocks of U.S. companies. The Fund may also choose to invest in foreign securities, including American Depositary Receipts ("ADRs").

Using a growth style, the Advisor selects the securities of companies that it believes will have rising earnings and stable or rising share prices. Earnings growth is evaluated relative to the earnings history of a company. Price trends are also viewed relative to the long-term price behavior of a company's shares.

The Advisor considers several factors in determining whether to sell a stock in the Fund's portfolio. The Advisor may sell a stock when it fails to meet earnings expectations, has become overvalued or, in the Advisor's opinion, there has been a deterioration in the underlying fundamentals for future growth.

MATRIX EMERGING GROWTH FUND

The Matrix Emerging Growth Fund seeks long-term capital appreciation as its investment goal. The Fund will invest at least 65% of its assets in the common stocks of smaller emerging or developing U.S. companies with long-term growth potential. The Fund may also invest in foreign securities, including ADRs.

The Advisor uses the growth style in selecting stocks for the Fund's portfolio. While economic forecasting and industry sector analysis play a part in the research effort, the Advisor's stock selection process begins with an individual company. This is often referred to as a bottom-up approach to investing. From a group of companies that meet the Advisor's standards, the Advisor selects the securities of those companies that it believes are capable of increasing earnings over an extended period of time at an above average rate and are in a sound financial position. The emphasis will be on companies that operate in various fields of science or technology. The Advisor will also consider companies in other areas that have developed innovative products or services that in the Advisor's opinion have significant earnings growth potential.

The Advisor considers several factors in determining whether to sell a stock in the Fund's portfolio. The Advisor may sell a stock when it fails to meet earnings expectations, it ceases to be an attractive investment in relation to its peer group or, in the Advisor's opinion, there has been a deterioration in the underlying fundamentals for future growth.

Under normal market conditions, each Fund will stay fully invested in stocks. However, a Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents in response to adverse market, economic or political conditions. This may result in a Fund not achieving its investment objective.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect a Fund's net asset value or total return have been previously been summarized under "An Overview of the Funds." These risks are discussed in more detail below.

MANAGEMENT RISK. Management risk means that your investment in a Fund varies with the success and failure of the Advisor's investment strategies and the Advisor's research, analysis and security selection decisions. If the Advisor's investment strategies do not produce the expected results, you could lose money.

MARKET RISK. The risk that the market value of securities held by a Fund will move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

SMALL COMPANIES RISK. The Emerging Growth Fund will primarily invest in smaller companies. Investing in securities of smaller companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of these companies may have limited market liquidity and their share prices can be extremely volatile.

SECTOR RISK. The Emerging Growth Fund may invest in companies that are in the technology, communication or health care sectors. Companies in these sectors are particularly vulnerable to rapidly changing technology, and relatively high risks of obsolescence caused by rapid and significant scientific and technological advances. In addition, companies that operate in this sector are subject to extreme competition and may rapidly lose, or be unable to obtain market share. The value of the Emerging Growth Fund's shares may be volatile and fluctuate more than shares of a fund investing in a broader range of industries.

                               INVESTMENT ADVISOR


Sena Weller Rohs Williams, Inc. is the investment advisor to the Funds. The Advisor's address is 300 Main Street, Cincinnati, OH 45202. The Advisor, whose predecessor was established in 1901, provides investment management services to mutual funds, individual and institutional investors with assets of approximately $1.4 billion. The Advisor provides advice on buying and selling securities. The investment advisor also furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds. For its services, each Fund pays the Advisor a monthly management fee based upon its average daily net assets. For the fiscal year ended December 31, 2000, the investment advisor received advisory fees of 0.75% of average daily net assets, net of waiver, for the Growth Fund and 0.69% of average daily net assets, net of waiver, for the Emerging Growth Fund.

PORTFOLIO MANAGERS

Peter H. Williams is responsible for the day-to-day management of the Growth Fund's portfolio. Mr. Williams, Senior Vice President of the Advisor has managed the Fund's portfolio since 1988.

Fred W. Weller and Michael E. Coombe are responsible for the day-to-day management of the Emerging Growth Fund's portfolio. Mr. Weller, Senior Vice President of the Advisor, has been associated with the Advisor since 1981. He has managed the Advisor's emerging growth limited partnerships since 1981. Mr. Coombe, Vice President of the Advisor, joined the Advisor in 1994. Prior to that, he was associated with the investment management firm of Gradison & Company.

FUND EXPENSES

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that each Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed the limits set forth in the Fees and Expenses Table. That agreement has a one-year term, renewable at the end of each fiscal year. Any reduction in advisory fees or payment of expenses made by the Advisor which are the Funds' obligation are subject to reimbursement by a Fund, provided a Fund is able to effect such reimbursement and remain in compliance with any applicable expense limitations.

                             SHAREHOLDER INFORMATION

HOW TO BUY SHARES

You may open a Fund account with $1,000 and add to your account at any time with $100 or more. You may open a retirement plan account with $500 and add to your account with $100 or more. You also may open a Fund account with $1,000 and make subsequent monthly investments with $100 or more through the Automatic Investment Check Plan. The minimum investment requirements may be waived from time to time by the Funds.

You may purchase shares of the Funds by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Funds reserve the right to reject any purchase in whole or in part.

BY CHECK

If you are making an initial investment in a Fund, simply complete the Account Application included with this Prospectus and mail or overnight deliver (such as Fed Ex) it with a check (made payable to "Matrix Growth Fund" or "Matrix Emerging Growth Fund") to:

     Matrix Growth Fund       OR
     Matrix Emerging Growth Fund
     c/o ICA Fund Services Corp.
     4455 East Camelback Road
     Suite 261E
     Phoenix, AZ  85018

If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Matrix Growth Fund" or "Matrix Emerging Growth Fund" in the envelope provided with your statement to the address noted above. Your account number should be written on the check.

BY WIRE

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed Account Application. You can mail or overnight deliver your Account Application to the Transfer Agent at the above address. You may also fax the Account Application to the Transfer Agent at (602) 522-8172. Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you. Once you have faxed your new Account Application, you may instruct your bank to send the wire. Your bank must include both the name of the Fund you are purchasing and your name so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

     Firstar Bank, N.A. Cinti/Trust
     ABA #0420-001-3
     Attn: Matrix Growth Fund           OR          Matrix Emerging Growth Fund
     DDA #483897989                                 DDA #483897997
     Account name (shareholder name)
     Shareholder account number

If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. IT IS ESSENTIAL THAT YOUR BANK INCLUDE COMPLETE INFORMATION ABOUT YOUR ACCOUNT IN ALL WIRE TRANSACTIONS. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

You may buy, sell and exchange shares of a Fund through certain brokers (and their agents) that have made arrangements with a Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Funds' Transfer Agent, and you will pay or receive the next price calculated by a Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Funds may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Funds' prospectus.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Funds offer an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize a Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $100. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. Each Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

RETIREMENT PLANS

The Funds offer an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling (800) 576-8229. If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your securities dealer.

HOW TO EXCHANGE SHARES

You may exchange your shares between the Growth Fund and the Emerging Growth Fund on any day the Funds and the New York Stock Exchange ("NYSE") are open for business.

You may exchange your shares by simply sending a written request to the Funds' Transfer Agent. You should give your account number and the number of shares or dollar amount to be exchanged. The letter should be signed by all of the shareholders whose names appear on the account registration.

If your account has telephone privileges, you may also exchange Fund shares by calling the Transfer Agent at (800) 576-8229 between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time). If you are exchanging shares by telephone, you will be subject to certain identification procedures which are listed below under "How to Sell Shares." The Funds may modify, restrict or terminate the exchange privilege at any time.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Funds and the NYSE are open for business either directly to the Fund or through your investment representative.

You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. Redemption requests for amounts of $5,000 or more require a signature guarantee. Call the Transfer Agent for details. You should send your redemption request to:

     Matrix Growth Fund   OR
     Matrix Emerging Growth Fund
     ICA Fund Services Corp.
     4455 East Camelback Road
     Suite 261E
     Phoenix, AZ  85018

If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (800) 576-8229 before the close of trading on the NYSE. This is normally 4:00 p.m. Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

When you establish telephone privileges, you are authorizing a Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Such persons may request that the shares in your account be either exchanged or redeemed. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

Before executing an instruction received by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption or exchange request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request.

You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (800) 576-8229 for instructions.

You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, a Fund may delay payment of your redemption proceeds for up to 15 days from purchase or until your check has cleared, whichever occurs first.

Each Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

Each Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that a Fund would do so except in unusual circumstances. If either Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

SYSTEMATIC WITHDRAWAL PROGRAM

As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent at:

     ICA Fund Services Corp.
     4455 East Camelback Road
     Suite 261E
     Phoenix, AZ  85018

A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                             PRICING OF FUND SHARES

The price of a Fund's shares is based on a Fund's net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. A Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. A Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares that have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the NAV next calculated after your order is received by the Transfer Agent in proper form. Orders are in proper form only after funds are converted to U.S. funds.

The NAV of each Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

                           DIVIDENDS AND DISTRIBUTIONS

Each Fund will make distributions of dividends and capital gains, if any, annually. Because of its investment strategies, each Fund expects that its distributions will primarily consist of capital gains. All distributions will be invested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

                                TAX CONSEQUENCES

Each Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                 RULE 12b-1 FEES

Each Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Rule 12b-1 allows each Fund to pay distribution fees for the sale and distribution of its shares and for services provided to its shareholders. The annual distribution and service fee is 0.25% of each fund's average daily net assets which is payable to the Advisor, as Distribution Coordinator. Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment in Fund shares and may cost you more than paying other types of sales charges.

                              FINANCIAL HIGHLIGHTS

These tables show the Funds' financial performance for up to the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, Independent Certified Public Accountants. Their reports and the Funds' financial statements are included in the Annual Reports, which are available upon request.

                               MATRIX GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                    YEAR ENDED DECEMBER 31,
                                                               -----------------------------------------------------------
                                                                 2000         1999         1998         1997         1996
                                                               -------      -------      -------      -------      -------
Net asset value, beginning of year .........................   $ 16.77      $ 20.14      $ 18.64      $ 15.09      $ 14.96
                                                               -------      -------      -------      -------      -------
Income from investment operations:
  Net investment loss ......................................     (0.11)       (0.08)       (0.07)       (0.06)       (0.01)
  Net realized and unrealized gain (loss) on investments ...     (1.49)        2.97         3.72         5.24         2.69
                                                               -------      -------      -------      -------      -------
Total from investment operations ...........................     (1.60)        2.89         3.65         5.18         2.68
                                                               -------      -------      -------      -------      -------
Less distributions:
  From net realized gain ...................................     (1.35)       (6.26)       (2.15)       (1.63)       (2.55)
                                                               -------      -------      -------      -------      -------

Net asset value, end of year ...............................   $ 13.82      $ 16.77      $ 20.14      $ 18.64      $ 15.09
                                                               =======      =======      =======      =======      =======
Total return ...............................................     (9.61)%      16.04%       20.44%       34.57%       17.93%

Ratios/supplemental data:
Net assets, end of year (millions) .........................   $  11.1      $  13.3      $  13.5      $  12.6      $  12.1

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed .................      1.90%        1.98%        2.00%        1.98%        1.99%
  After fees waived and expenses absorbed ..................      1.75%        1.75%        1.75%        1.75%        1.75%

Ratio of net investment loss to average net assets:
  Before fees waived and expenses absorbed .................     (0.85)%      (0.72)%      (0.63)%      (0.57)%      (0.33)%
  After fees waived and expenses absorbed ..................     (0.70)%      (0.49)%      (0.38)%      (0.34)%      (0.08)%

Portfolio turnover rate ....................................     32.47%       49.00%        1.00%          --           --

                           MATRIX EMERGING GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                                                      YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------------
                                                                   2000         1999         1998         1997         1996
                                                                 -------      -------      -------      -------      -------
Net asset value, beginning of year ...........................   $ 20.24      $ 15.62      $ 16.33      $ 14.24      $ 12.98
                                                                 -------      -------      -------      -------      -------
Income from investment operations:
  Net investment loss ........................................     (0.42)       (0.31)       (0.26)       (0.21)       (0.18)
  Net realized and unrealized gain (loss) on investments .....     (0.34)        4.93        (0.21)        2.56         1.54
                                                                 -------      -------      -------      -------      -------
Total from investment operations .............................     (0.76)        4.62        (0.47)        2.35         1.36
                                                                 -------      -------      -------      -------      -------
Less distributions:
  From net realized gain .....................................     (1.34)          --        (0.24)       (0.26)       (0.10)
                                                                 -------      -------      -------      -------      -------

Net asset value, end of year .................................   $ 18.14      $ 20.24      $ 15.62      $ 16.33      $ 14.24
                                                                 =======      =======      =======      =======      =======
Total return .................................................     (3.72)%      29.58%       (2.72)%      16.58%       10.47%

Ratios/supplemental data:
Net assets, end of year (millions) ...........................   $   6.1      $   7.3      $   6.8      $   7.0      $   5.7

Ratio of expenses to average net assets:
  Before fees waived and expenses absorbed ...................      2.21%        2.86%        2.70%        2.71%        3.13%
  After fees waived and expenses absorbed ....................      2.00%        2.00%        2.00%        2.00%        2.00%

Ratio of net investment loss to average net assets:
  Before fees waived and expenses absorbed ...................     (2.07)%      (2.69)%      (2.29)%      (2.19)%      (2.53)%
  After fees waived and expenses absorbed ....................     (1.86)%      (1.83)%      (1.59)%      (1.48)%      (1.40)%

Portfolio turnover rate ......................................     16.32%       25.00%       25.00%       41.00%       30.00%

                               MATRIX GROWTH FUND
                          MATRIX EMERGING GROWTH FUND,
        EACH A SERIES OF PROFESSIONALLY MANAGED PORTFOLIOS (THE "TRUST")

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

                             ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018
                            Telephone: 1-800-576-8229

You can review and copy information including the Funds' Annual and Semi-Annual Reports, SAI and other information at the Public Reference Room of the
Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling
1-202-942-8090.   Reports  and  other  information  about  the  Funds  are  also available:

* Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or
* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 10549-0102, or
* For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

                                         (The Trust's SEC Investment Company Act
                                                       File Number is 811-05037)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2001


                               MATRIX GROWTH FUND
                           MATRIX EMERGING GROWTH FUND
                                EACH A SERIES OF
                        PROFESSIONALLY MANAGED PORTFOLIOS
                    300 MAIN ST., CINCINNATI, OH 45202-4123
                                 (513) 621-2875
                                 (800) 282-2340


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated April 30, 2001, as may be revised, of the Matrix Growth Fund ("Growth Fund") and the Matrix Emerging Growth Fund ("Emerging Growth Fund"), each a series of Professionally Managed Portfolios (the "Trust"). The Growth Fund and the Emerging Growth Fund are referred to herein collectively as the "Funds." Sena Weller Rohs Williams, Inc. (the "Advisor") is the investment advisor to the Funds. A copy of the Funds' Prospectus is available by calling the numbers listed above or (212) 633-9700.



                                TABLE OF CONTENTS

The Trust ...............................................................   B-2
Investment Objectives and Policies ......................................   B-2
Investment Restrictions .................................................   B-7
Distributions and Tax Information .......................................   B-9
Trustees and Executive Officers .........................................   B-12
The Funds' Investment Advisor ...........................................   B-13
The Funds' Administrator ................................................   B-14
The Funds' Distributor ..................................................   B-15
Execution of Portfolio Transactions .....................................   B-16
Portfolio Turnover ......................................................   B-18
Additional Purchase and Redemption Information ..........................   B-18
Determination of Share Price ............................................   B-21
Performance Information .................................................   B-22
General Information .....................................................   B-23
Financial Statements ....................................................   B-24
Appendix ................................................................   B-25

                                    THE TRUST

     Professionally Managed Portfolios (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust may consist of various series which represent separate investment portfolios. This SAI relates only to the Funds.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Funds. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                       INVESTMENT OBJECTIVES AND POLICIES


     The Matrix Growth Fund is a mutual fund with the investment objective of long-term growth of capital with a secondary objective of conserving principal. The Matrix Emerging Growth Fund is a mutual fund with the investment objective of seeking long-term capital appreciation. Each Fund is diversified (see fundamental investment restriction 9 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws. There can be no assurance the objective of either Fund will be attained.


REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Funds, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Funds together with the repurchase price on repurchase. In either case, the income to the Funds is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the Securities and Exchange Commission ("SEC") or exempt from such registration. The Funds will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Funds to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Funds subject to a repurchase agreement as being owned by the Funds or as being collateral for a loan by the Funds to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Funds may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Funds have not perfected a security interest in the U.S. Government security, the Funds may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Funds would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Funds, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, a Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Funds plus accrued interest, and the Funds will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Funds will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

WHEN-ISSUED SECURITIES

     The Funds may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. To the extent that assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds would earn no income; however, it is the Funds' intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Funds intend to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Funds make the commitment to purchase a security on a when-issued basis, they will record the transaction and reflect the value of the security in determining their net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Funds do not believe that their net asset value or income will be adversely affected by their purchase of securities on a when-issued basis. The Funds will establish a segregated account with their Custodian in which they will maintain liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

ILLIQUID SECURITIES

     Neither Fund may invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in each Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. A Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

FOREIGN SECURITIES

     The Funds may invest in foreign securities that are not publicly traded in the United States. The Funds may invest without limitation in securities of foreign issuers which are listed and traded on a domestic national securities exchange.

     DEPOSITARY RECEIPTS. Securities of foreign issuers may be held by the Funds in the form of American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. and European securities markets, respectively, ADRs and EDRs are alternatives to the purchase of the underlying securities in their national market and currencies.

     Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments, including the following:.

     POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the US economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     CURRENCY FLUCTUATIONS. Each Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

     EURO CONVERSION. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several year period, could have potential adverse effects on a Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Funds and the Advisor are working with providers of services to the Funds in the areas of clearance and settlement of trade to avoid any material impact on the Funds due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Funds.

     MARKET CHARACTERISTICS. The Advisor expects that many foreign securities in which a Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United
States. While growing, they usually have substantially less volume than U.S. markets, and the Funds' foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     LEGAL AND REGULATORY MATTERS. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     TAXES. The interest and dividends payable on some of the Funds' foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     COSTS. To the extent that a Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

SHORT-TERM INVESTMENTS

     Each Fund may invest in any of the following securities and instruments:

     CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Each Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, a Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     COMMERCIAL PAPER AND SHORT-TERM NOTES. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

OPTIONS TRANSACTIONS

     The Growth Fund may at times purchase index put options, principally to protect against declines in the value of the common stocks held in the Fund's portfolio or to attempt to retain unrealized gains in the value of the securities held.

     When the Fund purchases a put, it pays a premium in return for the right to sell the underlying security at the exercise price at any time during the option period. If any put is not exercised or sold, it will become worthless on its expiration date. The Fund's option positions may be closed out only on an exchange which provides a secondary market for options of the same series, but there can be no assurance that a liquid secondary market will exist at a given time for any particular option.

     In the event of a shortage of the underlying securities deliverable on exercise of an option, the Options Clearing Corporation has the authority to permit other, generally comparable securities to be delivered to satisfy option exercise obligations. If the Options Clearing Corporation exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the Options Clearing Corporation may impose special exercise settlement procedures.

     The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Funds' outstanding voting securities as defined in the 1940 Act. Neither Fund may:

     1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     2. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value); any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings and no additional investments may be made while any borrowings are in excess of 5% of total assets.

          (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     3. Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Funds from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     4. Purchase or sell real estate, commodities or commodity contracts (As a matter of operating policy, the Board of Trustees may in the future authorize the Funds to engage in certain activities regarding futures contracts for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders).

     5. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     6. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Funds from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

     7. Invest in any issuer for purposes of exercising control or management.

     8. Buy or sell interests in oil, gas, mineral exploration or development programs or leases, or real estate, provided that this restriction does not preclude the investment in marketable securities of issuers engaged in real estate related activities.

     9. With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer, except that this restriction does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

     The Funds observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote. Neither Fund may:

     10. Invest in securities of other investment companies which would result in the Funds owning more than 3% of the outstanding voting securities of any one such investment company, the Funds owning securities of another investment company having an aggregate value in excess of 5% of the value of the Funds' total assets, or the Funds owning securities of investment companies in the aggregate which would exceed 10% of the value of the Funds' total assets.

     11. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     Except with respect to borrowing, if a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except with respect to borrowing and illiquid securities, or as otherwise noted.

                        DISTRIBUTIONS AND TAX INFORMATION

DISTRIBUTIONS

     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually, as described in the Prospectus after the conclusion of the Funds' fiscal year (December 31). Also, the Funds expect to distribute any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     Each distribution by the Funds is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Funds will issue to each shareholder a statement of the federal income tax status of all distributions.

TAX INFORMATION

     Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. Each Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     Each Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Funds.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Funds designate the amount distributed as a qualifying dividend. This designed amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Funds for their taxable year. In view of the Funds' investment policy, it is expected that dividends from domestic corporations will be part of the Funds' gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders. However, the portion of a Fund's gross income attributable to qualifying dividends is largely dependent on that Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     A redemption or exchange of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption or exchange of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. In determining gain or loss from an exchange of Fund shares for shares of another mutual fund, the sales charge incurred in purchasing the shares that are surrendered will be excluded from their tax basis to the extent that a sales charge that would otherwise be imposed in the purchase of the shares received in the exchange is reduced. Any portion of a sales charge excluded from the basis of the shares surrendered will be added to the basis of the shares received. Any loss realized upon a redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Funds are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption or exchange.

     Under the Code, the Funds will be required to report to the Internal Revenue Service ("IRS") all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Internal Revenue Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 31 percent in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

     The Funds will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as they qualify as regulated investment companies for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

                         TRUSTEES AND EXECUTIVE OFFICERS

     The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations, dates of birth and principal occupations for the past five years are set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years.

Steven J. Paggioli,* 04/03/50 President and Trustee
915 Broadway, New York, New York 10010. Executive Vice President, Investment Company Administration, LLC ("ICA") (mutual fund administrator and the Trust's administrator); Vice President and Secretary, First Fund Distributors, Inc. ("FFD") (a registered broker-dealer); Vice President, Advisors Series Trust; Trustee, Managers Funds.

Dorothy A. Berry, 08/12/43 Chairman and Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President, Talon Industries (venture capital and business consulting); formerly Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly President, Value Line, Inc., (investment advisory and financial publishing firm).

Wallace L. Cook 09/10/39 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Retired. Formerly Senior Vice President, Rockefeller Trust Co. Financial Counselor, Rockefeller & Co.

Carl A. Froebel 05/23 /38 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. Private Investor. Formerly Managing Director, Premier Solutions, Ltd. Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).

Rowley W.P. Redington 06/01/44 Trustee
4455 E. Camelback Rd., Suite 261-E, Phoenix, AZ 85018. President; Intertech (consumer electronics and computer service and marketing); formerly Vice President, PRS of New Jersey, Inc. (management consulting), and Chief Executive Officer, Rowley Associates (consultants).

Robert M. Slotky* 6/17/47 Treasurer
2020 E. Financial Way, Suite 100, Glendora, California 91741. Senior Vice President, ICA since May 1997; former instructor of accounting at California State University-Northridge (1997); Chief Financial Officer, Wanger Asset Management L.P. and Treasurer of Acorn Investment Trust (1992-1996).

Robin Berger* 11/17/56 Secretary
915 Broadway, New York, New York 10010. Vice President, The Wadsworth Group since June, 1993.

Robert H. Wadsworth* 01/25/40 Vice President
4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018. President, Robert H. Wadsworth & Associates, Inc., ICA and FFD; Vice President, Advisors Series Trust; President and Trustee, Trust for Investment Managers; Director, Germany Fund, Inc., New Germany Fund, Inc., Central European Equity Fund, Inc. and Deutsche Funds, Inc.

----------
* Indicates an "interested person" of the Trust as defined in the 1940 Act.


     Set forth below is the rate of compensation received by the following Trustees from all portfolios of the Trust. This total amount is allocated among the portfolios. Disinterested Trustees receive an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. No other compensation or retirement benefits were received by any Trustee or officer from the portfolios of the Trust.

Name of Trustee                            Total Annual Compensation
---------------                            -------------------------

Dorothy A. Berry                                    $25,000
Wallace L. Cook                                     $20,000
Carl A. Froebel                                     $20,000
Rowley W.P. Redington                               $20,000

     During the fiscal year ended December 31, 2000 trustees fees and expenses of $4,319 were allocated to the Growth Fund and $4,635 to the Emerging Growth Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of each of the Fund's outstanding shares.


                          THE FUNDS INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Funds by Sena Weller Rohs Williams, Inc. (the "Advisor") pursuant to an Investment Advisory Agreement (the "Agreement"). As compensation, each Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.9% of the first $50 million of the Fund's average daily net assets, 0.7% of the Fund's average daily net assets in excess of $50 million and up to $100 million and 0.6% of the Fund's average daily net assets in excess of $100 million.

     The Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Funds to which the Agreement applies), and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by either party to the Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act


     For the fiscal year ended December 31, 2000, the Growth accrued $110,673 in advisory fees, of which $17,610 was waived by the Adviser. For the fiscal years ended December 31, 1999 and 1998, the Growth Fund paid advisory fees of $115,056 and $118,473, respectively. For the same periods, the Advisor reimbursed operating expenses in the amounts of $30,134 and $33,090, respectively, in accordance with its undertaking to limit the Fund's expenses to 1.75% annually.

     For the fiscal year ended December 31, 2000, the Emerging Growth accrued $69,127 in advisory fees, of which $15,916 was waived by the Adviser. For the fiscal years ended December 31, 1999 and 1998, the Emerging Growth Fund paid advisory fees of $54,784 and $64,626, respectively. For the same periods, the Advisor reimbursed operating expenses in the amounts of $52,252 and $50,214, respectively, in accordance with its undertaking to limit the Fund's expenses to 2.00% annually.

                             THE FUNDS ADMINISTRATOR

     The Funds have an Administration Agreement with Investment Company Administration, LLC (the "Administrator"), a corporation owned and controlled by Messrs. Wadsworth, Paggioli and Banhazl with offices at 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Funds; prepare all required filings necessary to maintain the Funds' qualification and/or registration to sell shares in all states where the Funds currently do, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., Annual Reports) required to be sent to shareholders; coordinate the preparation and payment of Fund-related expenses; monitor and oversee the activities of the Funds' servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Funds' daily expense accruals; and perform such additional services as may be agreed upon by the Funds and the Administrator. For its services, the Administrator receives a monthly fee at the following annual rate:

Average Net Assets                           Fee or Fee Rate
------------------                           ---------------
under $15 million                            $30,000
$15 million to $50 million                   0.20% of average daily net assets
$50 million to $100 million                  0.15% of average daily net assets
$100 million to $150 million                 0.10% of average daily net assets
Over $150 million                            0.05% of average daily net assets


     For each of the fiscal years ended December 31, 2000, 1999 and 1998, the Administrator received fees of $30,000 from each Fund.

                              THE FUNDS DISTRIBUTOR

     Reynolds, DeWitt Securities Company, (the "Distributor"), an affiliate of the Advisor, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distribution Agreement between the Funds and the Distributor continues in effect from year to year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the Funds (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated without penalty by the parties thereto , upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.

     The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of each Fund. The fee is paid to the Advisor, as Distribution COORDINATOR, as reimbursement for or in anticipation of, expenses incurred for distribution related activities. Expenses permitted to be paid by each Fund under its Plan include: preparation, printing and mailing or prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Funds' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

     The Plan allows excess distribution expenses to be carried forward by the Advisor, as Distribution Coordinator, and resubmitted for payment by a Fund in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.


     During the fiscal year ended December 31, 2000, the Growth Fund paid distribution fees of $15,595, of which $10,080 was used to compensate sales personnel, $3,722 was used to compensate broker-dealers and $1,793 paid for printing and postage.

     During the fiscal year ended December 31, 2000, the Emerging Growth Fund paid distribution fees of $9,898, of which $5,356 was used to compensate sales personnel, $2,500 was used to compensate broker-dealers and $2,042 paid for printing and postage.

                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Investment Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers will be used to execute the Funds' portfolio transactions. Purchases and sales of securities in the over-the-counter market will be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be made through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one broker, dealer or underwriter are comparable, the order may be allocated to a broker, dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Funds, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Funds' general policy to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Funds.

     Investment decisions for the Funds are made independently from those of other client accounts or mutual Funds managed or advised by the Advisor.
Nevertheless, it is possible that at times identical securities will be acceptable for both the Funds and one or more of such client accounts. In such event, the position of the Funds and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day's transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

     The Funds do not place securities transactions through brokers solely for selling shares of the Funds, although the Funds may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchases of shares of the Funds for their customers.


     For the fiscal year ended December 31, 2000, the Growth Fund and Emerging Growth Fund paid $10,404 and $721, respectively, in brokerage commissions.


     For the fiscal year ended December 31, 1999, the Growth Fund paid $11,315 in brokerage commissions, of which $2,110 was paid to firms for research, statistical or other services provided to the Advisor. The fiscal year ended
December 31, 1999, the Emerging Growth Fund paid $2,174 in brokerage commissions, none of which was paid to firms for research, statistical or other services provided to the Advisor

     For the fiscal year ended December 31, 1998, the Growth Fund and Emerging Growth Fund paid $1,940 and $2,687, respectively, in brokerage commissions.

                               PORTFOLIO TURNOVER


     Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions. See "Execution of Portfolio Transactions." Growth Fund's portfolio turnover rate for the fiscal years ended December 31, 2000 and 1999 was 32.47% and 49.00%, respectively. Emerging Growth Fund's portfolio turnover rate for the fiscal years ended December 31, 2000 and 1999 was 16.32% was 25.00%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The information provided below supplements the information contained in the Funds' Prospectus regarding the purchase and redemption of Fund shares.

HOW TO BUY SHARES

     You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries. Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents. Purchase orders through securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Funds' daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value.

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time. If you buy shares through your investment representative, the representative must receive your order before the close of regular trading on the NYSE to receive that day's public offering price. Orders are in proper form only after funds are converted to U.S. funds.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     If you are considering redeeming, exchanging or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption, exchange or transfer. Otherwise the Funds may delay payment until the purchase price of those shares has been collected or. To eliminate the need for safekeeping, the Funds will not issue certificates for your shares unless you request them.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of each Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of a Fund's shares.

HOW TO SELL SHARES

     You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your investment representative.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

     Your investment representative must receive your request before the close of regular trading on the NYSE to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

SIGNATURE GUARANTEES

     To protect the Funds and their shareholders, a signature guarantee is required for all written redemption requests over $100,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public cannot provide a signature guarantee. Certain other transactions also require a signature guarantee.

DELIVERY OF REDEMPTION PROCEEDS

     Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Funds' Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds' shareholders. Under unusual circumstances, a Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Funds' portfolio securities at the time of redemption or repurchase.

TELEPHONE REDEMPTIONS

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing, exchanging or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, a Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus, or contact your investment representative. The Telephone Redemption Privilege may be modified or terminated without notice.

REDEMPTIONS-IN-KIND

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund's assets). Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

AUTOMATIC INVESTMENT CHECK PLAN

     As discussed in the Prospectus, the Funds provide an Automatic Investment Check Plan for the convenience of investors who wish to purchase shares of the Funds on a regular basis. All record keeping and custodial costs of the Automatic Investment Check Plan are paid by the Funds. The market value of the Funds' shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of a Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing the Funds' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of each Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     The net asset value per share of the Funds is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Funds outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

                             PERFORMANCE INFORMATION

     From time to time, the Funds may state their total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Funds' average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Funds may also advertise aggregate and average total return information over different periods of time.

     The Funds' total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of a Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Funds.

     Investors should note that the investment results of the Funds will fluctuate over time, and any presentation of the Funds' total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

     The Funds' average annual compounded rate of return is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                        n
                                  P(1+T) = ERV

Where:    P   = a hypothetical initial purchase order of $1,000
          T   = average annual total return
          n   = number of years
          ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period

     Aggregate total return is calculated in a similar manner, except that the results are not annualized.


     Average annual return for the Funds for the periods ending December 31, 2000 are as follows*:

Fund                    One Year     Five Years     Ten Years     Life of Fund**
----                    --------     ----------     ---------     --------------
Growth Fund              -9.61%        14.91%         13.74%           N/A
Emerging Growth Fund     -3.72%         9.33%           N/A          13.10%

----------
* Certain fees and expenses of the Funds have been reimbursed from inception through December 31, 2000. Accordingly, the Funds' return figures are higher than that would have been had such fees and expenses not been reimbursed.
** The Emerging Growth Fund commenced operations on April 4, 1995.

                               GENERAL INFORMATION

     Investors  in the Funds will be  informed  of the Funds'  progress  through
periodic  reports.   Financial   statements   certified  by  independent  public
accountants will be submitted to shareholders at least annually.

     Firstar Institutional Custody Services, located at 425 Walnut St., Cincinnati, Ohio 45201 acts as Custodian of the securities and other assets of the Fund. ICA Fund Services Corp., 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018 acts as the Fund's transfer and shareholder service agent. The Custodian and Transfer Agent do not participate in decisions relating to the purchase and sale of securities by the Fund.

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent auditors for the Funds.

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, 29th Floor, San Francisco, California 94104, is legal counsel to the Fund.


     As of March 31, 2001, the following shareholders owned of record and beneficially 5% or more the outstanding shares of the Growth Fund:

     Firstar IFW CIW 81 Trust - 7.22%
     FBO R. Westheimer
     Cincinnati, OH 45264

     Firstar IFW RIW 81 Trust - 7.60%
     FBO C. Westheimer
     Cincinnati, OH 45264

     Firstar - 6.19%
     Peter H. Williams IRA
     Cincinnati, OH 45264

     Capinco - 28.14%
     Milwaukee, WI 53201

     As of March 31, 2001, the following shareholders owned of record and beneficially 5% or more of the outstanding shares of the Emerging Growth Fund:

     Firstcinco - 23.20%
     Cincinnati, OH 45264

     The Provident Bank - 7.52%
     Attn: Securities Processing
     Cincinnati, OH 45269

     Provident Bank Trustee - 6.95%
     FBO: Sena Weller Rohs Williams
     Cincinnati, OH 45269

     The Provident Bank - 5.70%
     Attn: Securities Processing
     Cincinnati, OH 45269

     The Trust was organized as a Massachusetts business trust on February 17, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue an limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Funds have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Funds and to the net assets of the Funds upon liquidation or dissolution. Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds' assets for any shareholder held personally liable for obligations of the Funds or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Funds. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Funds themselves are unable to meet their obligations.

     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.


                              FINANCIAL STATEMENTS

     The annual report to shareholders for the Funds for the fiscal period ended December 31, 2000 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.

                                    APPENDIX
                            COMMERCIAL PAPER RATINGS

MOODY'S INVESTORS SERVICE, INC.

     Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP

     A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

                        PROFESSIONALLY MANAGED PORTFOLIOS
                                     PART C

ITEM 23. EXHIBITS.

        (1)  Agreement and Declaration of Trust (1)
        (2)  By-Laws (1)
        (3)  Specimen stock certificate (6)
        (4)  Form of Investment Advisory Agreement (2)
        (5)  Form of Distribution Agreement (2)
        (6)  Not applicable
        (7)  Form of Custodian Agreement with Star Bank, NA (5)
        (8)  (1)    Form of Administration Agreement with Investment
                     Company Administration, LLC (3)
             (2)(a) Fund Accounting Service Agreement with American
                    Data Services (5)
             (2)(b) Transfer Agency and Service Agreement with American
                    Data Services (5)
             (3)    Transfer Agency and Fund Accounting Agreement with
                    Countrywide Fund Services (4)
             (4)    Transfer Agency Agreement with Provident Financial
                    Processing Corporation (8)
        (9)  Opinion of counsel (10) Consent of Auditors
        (11) Not applicable
        (12) No undertaking in effect
        (13) Form of 12b-1 Plan (2)
        (14) Not applicable
        (15) Not applicable
        (16) (a) Code of Ethics-Professionally Managed Portfolios (7)
             (b) Code of Ethics-Sena Weller Rohs Willims Inc. and Reynolds,
                 DeWitt Securities Company

----------
(1) Incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on December 29, 1995.
(2) Incorporated by reference from Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on January 16, 1996.
(3) Incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on April 24, 1997.
(4) Incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A, filed on February 5, 1998.
(5) Incorporated by reference from Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A, filed on June 15, 1998.
(6) Incorporated by reference from Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A, filed on October 29, 1998.
(7) Incorporated by reference from Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A, filed on July 19, 2000.
(8)  To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     As of the date of this Amendment to the Registration Statement, there are no persons controlled or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     With respect to the Investment Adviser, the response to this item is incorporated by reference to the Adviser's Form ADV, File No. 801-5326.

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

     Advisors Series Trust
     Brandes Investment Trust
     Fleming Mutual Fund Group, Inc.
     Fremont Mutual Funds, Inc.
     Jurika & Voyles Fund Group
     Kayne Anderson Mutual Funds
     Masters' Select Funds Trust
     PIC Investment Trust
     Purisima Funds Trust
     Rainier Investment Management Mutual Funds
     RNC Mutual Fund Group, Inc.
     Investors Research Fund, Inc.
     Harding, Loevner Funds, Inc.
     Investec Funds
     The Dessauer Global Equity Fund
     Trust for Investment Managers
     TIFF Investment Program, Inc.
     SAMCO Funds, Inc.
     FFTW Funds, Inc.
     TT International U.S.A. Master Trust
     Builders Fixed Income Fund, Inc.

First Dallas Securities, Inc., 2311 Cedar Springs Rd., Ste. 100, Dallas, TX 75201, an affiliate of Hodges Capital Management, acts as Distributor of the Hodges Fund. The President and Chief Financial Officer of First Dallas Securities, Inc. is Don W. Hodges. First Dallas does not act as principal underwriter for any other investment companies. Reynolds, DeWitt Securities Co., an affiliate of Sena Weller Rohs Williams, 300 Main St., Cincinnati, OH 45202, acts as Distributor for the Matrix Growth Fund and Matrix Emerging Growth Fund.

     (b) The officers of First Fund Distributors, Inc. are:

     Robert H. Wadsworth                     President & Treasurer
     Eric Banhazl                            Vice President
     Steven J. Paggioli                      Vice President & Secretary

     Each officer's business address is 4455 E. Camelback Rd., Ste. 261-E, Phoenix, AZ 85018. Mr. Paggioli serves as President and a Trustee of the Registrant. Mr. Wadsworth serves as Vice President of the Registrant. Mr. Robert
M. Slotky serves as Treasurer of the Registrant.

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession the Registrant's custodian and transfer agent, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2) (iii). (4), (5), (6), (7), (9), (10) and (11) of Rule
31a-1(b)), which, with respect to portfolio transactions are kept by each Fund's Advisor at its address set forth in the prospectus and statement of additional information and with respect to trust documents by its administrator at 915 Broadway, New York, NY 10010 and 2020 E. Financial Way, Ste. 100, Glendora, CA 91741.

ITEM 29. MANAGEMENT SERVICES.

     There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS

     The registrant undertakes:

     (a) To furnish each person to whom a Prospectus is delivered a copy of Registrant's latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant represents that this amendment meets the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York in the State of New York on April 23, 2001.


                                    PROFESSIONALLY MANAGED PORTFOLIOS

                                    By /s/ Steven J. Paggioli
                                      ------------------------------
                                      Steven J. Paggioli
                                      President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Steven J. Paggioli             Trustee                        April 23, 2001
------------------------------
Steven J. Paggioli


/s/ Robert M. Slotky               Principal Financial            April 23, 2001
------------------------------     Officer
Robert M. Slotky


Dorothy A. Berry*                  Trustee                        April 23, 2001
------------------------------
Dorothy A. Berry


Wallace L. Cook*                   Trustee                        April 23, 2001
------------------------------
Wallace L. Cook


Carl A. Froebel*                   Trustee                        April 23, 2001
------------------------------
Carl A. Froebel


Rowley W. P. Redington*            Trustee                        April 23, 2001
------------------------------
Rowley W. P. Redington


* By /s/ Steven J. Paggioli
     ------------------------------
     Steven J. Paggioli,
     Attorney-in-Fact under powers of
     attorney as filed with Post-Effective
     Amendment No. 20 to the Registration
     Statement filed on May 17, 1995

                                    EXHIBITS

         Number                     Description
         ------                     -----------

         99.B.9         Opinion of Counsel

         99.B.10        Consent of Auditors

         99.B.16.B      Code of Ethics-Sena Weller Rohs Williams and Reynolds,
                        DeWitt Securities Company